UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2007

Date of reporting period:  October 31, 2007

Item 1. Report to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND
HUBER CAPITAL SMALL CAP VALUE FUND
Institutional Shares

ANNUAL REPORT
October 31, 2007

December, 2007

Dear Shareholder:

Although many of the major market indices closed near annual highs for the 3-month period ending 10/31/07, that does not tell the whole story.  While the S&P 500 gained 3.65% and the Russell 2000® Index was slightly down for the period 06/29/07 – 10/31/07, there has been a notable pickup in market volatility and a market emphasis on momentum.  The sectors that are outperforming are those that have already had strong stock price momentum.  Sectors that look most attractive on a valuation basis significantly underperformed.  Specifically, the energy, commodity, and industrial sectors continued to lead performance while consumer and financials continue to underperform.

Equity Income Fund Review
For the partial-year period of June 29 through October 31, the Equity Income Fund’s return was 17.30%, outperforming the broader equity markets as measured by the Russell 1000® Value Index and the S&P 500 Index, which generated total returns of -0.23% and 3.65%, respectively.  The sectors that contributed most positively to the Fund’s performance were Consumer Discretionary and Technology while sectors that detracted from performance were Materials & Processing, Autos and Transportation, Health Care, Financial Services, Producer Durables, Integrated Oils, and Consumer Staples.  Stocks that contributed strongly to performance were Lululemon Athletica (a designer, manufacturer and distributor of athletic apparel), and VMWare (a software provider), two recent IPOs.  We were hurt by the deterioration in the housing market through our position in three homebuilders, Lennar, Centex, and Pulte, as well as our position in Freddie Mac.  Auto parts supplier Delphi also performed poorly because it recently recast the terms of a corporate reorganization that is less favorable to equity holders relative to debt holders.  Tenet Healthcare, a hospital operator, was negatively impacted in the period by declining patient volumes and lower price realization.

Small Cap Value Fund Review
For the partial-year period of June 29 through October 31, the Small Cap Value Fund’s return was -10.20%, underperforming the benchmark Russell 2000® Value Index, which generated a total return of -5.24%.  The market’s emphasis on momentum was a negative factor on our performance during the period.  Sectors that underperformed were Technology, Consumer Staples, Producer Durables, Auto and Transportation, Financial Services, and Utilities.  A significant factor in the period, like in the Equity Income Fund, was our exposure to the housing market.  Within the homebuilding industry, we own WCI Communities, MDC Holdings, and Standard Pacific.  While our view of normalized earnings for these homebuilders causes us to view them as fundamentally undervalued for the long term, the recent pace of deterioration in industry fundamentals has been greater than expected.  We also have significant exposure to other consumer cyclical companies that are being negatively affected by reverberations from the housing market’s decline.  Livedeal, a small online publisher of yellow pages, performed poorly despite what we view as favorable fundamentals. Other stocks that negatively impacted performance were Miller Industries and Overhill Farms, which both announced earnings shortfalls which we believe should prove temporary in nature, and Delphi which was impacted by a corporate reorganization.  Performance benefited from Lululemon Athletica, AthenaHealth, and Dupont Fabros Technology, recent IPOs.  Other contributors were Bidz.com, Brazil Fast Food and Steven Madden.

Outlook
The recent increase in market volatility and subsequent selloff has been driven by the credit crunch and its potential impact on the economy.  It seems commonplace to hear of a finance-related company needing to raise capital to shore up its balance sheet.  It seems as if overnight we have gone from a world awash in liquidity, cheap money and low credit spreads to one where credit is only available to a select few.  While it started out principally in the subprime mortgage market, there is now widespread risk aversion across the financial markets.  From our vantage point, financial markets have underpriced risk for several years and, while the pendulum may swing too far in the opposite direction for a period of time, the markets should ultimately normalize at a realistic assessment of risk across different asset classes.  Given the near term volatility in the credit markets, we anticipate continued volatility in the equity markets in the near term.  As always, we will seek to identify those undervalued companies that are most able to withstand short term instability and create shareholder value over the long term.  Within specific sectors, we remain overweighted in consumer and technology and underweighted in energy and financials.

Thank you for your support and for entrusting us with your investment dollars.  We will work hard to earn that trust and will work towards meeting your investment needs for years to come.

Sincerely,

The Huber Capital Management Team

Mutual fund investing involves risk.  Principal loss is possible.  The funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

The information provided herein represents the opinion of Huber Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund.  The Fund’s value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index. The Fund’s returns may not correlate with the returns of their benchmark indexes.

12/07

Huber Funds

HUBER CAPITAL EQUITY INCOME FUND Comparison of the change in value of a $10,000 investment in the Huber Capital Equity Income Fund vs the Russell 1000® Value Index and the S&P 500 Index

Total Return:
Since Inception
(6/29/07)
Huber Capital Equity Income Fund	17.30%
Russell 1000® Value Index	-0.23%
S&P 500 Index	3.65%
Total Annual Fund Operating Expenses: 2.10%
Net Annual Fund Operating Expenses: 1.49%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held less than 60 days.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The performance of the Fund was enhanced substantially by its participation in initial public offerings (“IPOs”).  Such opportunities may not be available in the future and as the Fund’s assets grow, the impact of IPOs on the Fund’s performance likely will be reduced.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

Huber Funds

HUBER CAPITAL SMALL CAP VALUE FUND Comparison of the change in value of a $10,000 investment in the Huber Capital Small Cap Value Fund vs the Russell 2000® Index and the Russell 2000® Value Index

Total Return:
Since Inception
(6/29/07)
Huber Capital Small Cap Value Fund	-10.20%
Russell 2000® Index	-0.31%
Russell 2000® Value Index	-5.24%
Total Annual Fund Operating Expenses: 2.60%
Net Annual Fund Operating Expenses: 1.99%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held less than 60 days.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The performance of the Fund was enhanced substantially by its participation in initial public offerings (“IPOs”).  Such opportunities may not be available in the future and as the Fund’s assets grow, the impact of IPOs on the Fund’s performance likely will be reduced.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

Huber Funds

EXPENSE EXAMPLE – October 31, 2007 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/29/07 – 10/31/07).

Actual Expenses
The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited to 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund per the advisory agreement.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second set of lines of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Huber Funds

EXPENSE EXAMPLE – October 31, 2007 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/29/07	10/31/07	6/29/07 – 10/31/07*
Actual
Equity Income Fund	$1,000.00	$1,173.00	$5.46
Small Cap Value Fund	$1,000.00	$ 898.00	$6.36
Hypothetical (5% return
before expenses)
Equity Income Fund	$1,000.00	$1,011.83	$5.05
Small Cap Value Fund	$1,000.00	$1,010.14	$6.74

*
Expenses are equal to an annualized expense ratio of 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund, multiplied by the average account value over the period, multiplied by 123 (days in the most recent fiscal half-year)/365 days (to reflect the one-half year period).

Huber Funds

ALLOCATION OF PORTFOLIO ASSETS – October 31, 2007 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2007
Shares	COMMON STOCKS - 100.37%	Value
	Aerospace & Defense - 4.93%
780	KBR, Inc. (a)	$33,447
570	Northrop Grumman Corp.	47,663
		81,110
	Biotechnology - 1.98%
560	Amgen Inc. (a)	32,542
	Capital Markets - 3.20%
1,750	CI Financial Income Fund (b)	52,668
	Chemicals - 2.52%
400	Agrium Inc. (b)	25,428
240	Eastman Chemical Co.	15,982
		41,410
	Commercial Banks - 2.00%
680	Bank of America Corp.	32,830
	Communications Equipment - 0.86%
750	Motorola, Inc.	14,092
	Consumer Finance - 1.97%
1,680	Discover Financial Services	32,424
	Diversified Financial Services - 3.48%
580	Citigroup Inc.	24,302
700	JPMorgan Chase & Co.	32,900
		57,202
	Electric Utilities - 2.97%
400	Exelon Corp.	33,112
230	FPL Group, Inc.	15,737
		48,849
	Electronic Equipment & Instruments - 0.93%
430	Tyco Electronics Ltd. (b)	15,338
	Food & Staples Retailing - 1.90%
690	Wal-Mart Stores, Inc.	31,195
	Food Products - 2.95%
1,390	ConAgra Foods, Inc.	32,985
980	Tyson Foods, Inc. - Class A	15,484
		48,469
	Home Improvement Stores - 2.99%
1,560	Home Depot, Inc.	49,156

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2007, Continued
Shares		Value
	Hotels, Restaurants & Leisure - 1.46%
730	Wyndham Worldwide Corp.	$23,966
	Industrial Conglomerates - 1.48%
590	General Electric Co.	24,284
	Insurance - 15.84%
780	American International Group, Inc.	49,234
4,220	Conseco, Inc. (a)	66,634
1,160	Genworth Financial Inc. - Class A	31,668
320	Hanover Insurance Group Inc.	14,742
2,140	Unum Group	49,948
670	XL Capital Ltd - Class A (b)	48,206
		260,432
	Internet & Catalog Retail - 1.98%
900	eBay Inc. (a)	32,490
	IT Services - 4.71%
2,220	BearingPoint, Inc. (a)	10,634
3,090	Electronic Data Systems Corp.	66,713
		77,347
	Land Subdividers And Developers,
	Except Cemeteries - 3.45%
1,770	MI Developments, Inc. - Class A (b)	56,764
	Machinery - 3.94%
820	Flowserve Corp.	64,747
	Media - 7.98%
2,370	Idearc Inc.	63,943
3,280	Interpublic Group of Companies, Inc. (a)	33,948
2,200	Yellow Pages Income Fund (b)	33,303
		131,194
	Metals & Mining - 0.89%
370	Alcoa Inc.	14,648
	Oil & Gas - 2.50%
470	Royal Dutch Shell PLC - ADR	41,130
	Pharmaceuticals - 2.94%
230	Johnson & Johnson	14,989
1,090	Watson Pharmaceuticals, Inc. (a)	33,310
		48,299

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2007, Continued
Shares		Value
	Residential Construction - 7.31%
1,200	Centex Corp.	$30,072
3,480	Lennar Corp. - Class B	74,124
1,080	Pulte Homes, Inc.	16,027
		120,223
	Software - 8.19%
3,160	CA Inc.	83,582
1,360	Microsoft Corp.	50,061
130	Novell, Inc. (a)	983
		134,626
	Thrifts & Mortgage Finance - 5.02%
430	Fannie Mae	24,527
1,110	Freddie Mac	57,975
		82,502
	TOTAL COMMON STOCKS
	(Cost $1,673,949)	1,649,937

	SHORT-TERM INVESTMENTS - 16.42%
134,955	SEI Daily Income Treasury Fund	134,955
134,955	SEI Daily Income Trust Government Fund	134,955
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $269,910)	269,910

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,943,859) - 116.79%	1,919,847
	Liabilities in Excess of Other Assets - (16.79)%	(276,017)
	NET ASSETS - 100.00%	$1,643,830

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2007
Shares	COMMON STOCKS - 98.23%	Value
	Auto Components - 3.31%
2,930	Miller Industries, Inc. (a)	$42,514
	Chemicals - 4.19%
350	Agrium Inc. (b)	22,249
200	CF Industries Holdings, Inc.	17,580
1,700	Tronox Inc. - Class B	13,991
		53,820
	Commercial Banks - 1.94%
1,540	Cadence Financial Corp.	24,979
	Commercial Services & Supplies - 3.25%
1,620	IKON Office Solutions, Inc.	21,384
970	Kelly Services, Inc. - Class A	20,399
		41,783
	Computers & Peripherals - 1.83%
3,650	STEC Inc. (a)	23,506
	Consumer Finance - 3.06%
800	MoneyGram International, Inc.	12,760
1,430	Nelnet, Inc. - Class A	26,569
		39,329
	Containers & Packaging - 2.20%
4,970	UFP Technologies, Inc. (a)	28,329
	Electric Utilities - 0.66%
300	Portland General Electric Company	8,445
	Food Products - 4.82%
500	Imperial Sugar Company	12,895
14,160	Overhill Farms, Inc. (a)	48,994
		61,889
	Health Care Providers & Services - 2.31%
8,460	Tenet Healthcare Corp. (a)	29,695
	Home Improvement Stores - 0.82%
1,340	Building Materials Holding Corp.	10,532
	Hotels, Restaurants & Leisure - 11.88%
4,390	Boston Pizza Royalties Income Fund (b)	65,061
4,050	Brazil Fast Food Corp. (a)	29,160
790	Famous Dave’s of America, Inc. (a)	13,422

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2007, Continued
Shares		Value
	Hotels, Restaurants &
	Leisure - 11.88% (Continued)
5,780	Trump Entertainment Resorts, Inc. (a)	$45,026
		152,669
	Household Durables - 0.99%
1,060	Furniture Brands International, Inc.	12,773
	Insurance - 9.03%
3,460	Conseco, Inc. (a)	54,634
6,060	CRM Holdings, Ltd. (a) (b)	41,632
430	Hanover Insurance Group Inc.	19,810
		116,076
	Internet & Catalog Retail - 1.03%
17,610	CommercePlanet, Inc. (a)	13,208
	Internet Software & Services - 7.58%
2,110	Bidz.com, Inc. (a)	29,962
14,996	LiveDeal Inc. (a)	67,482
		97,444
	IT Services - 2.00%
3,020	BearingPoint, Inc. (a)	14,466
1,840	Unisys Corp. (a)	11,187
		25,653
	Land Subdividers And Developers,
	Except Cemeteries - 5.04%
2,020	MI Developments, Inc. - Class A (b)	64,781
	Leisure Equipment & Products - 1.04%
940	MarineMax, Inc. (a)	13,386
	Marketing Services - 3.27%
2,660	infoUSA Inc.	27,983
1,430	Valassis Communications, Inc. (a)	14,086
		42,069
	Media - 0.97%
5,800	Westwood One, Inc.	12,412
	Metals & Mining - 2.01%
860	A. M. Castle & Co.	25,886
	Paper & Forest Products - 1.02%
1,870	Kapstone Paper and Packaging Corp. (a)	13,090

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2007, Continued
Shares		Value
	Pharmaceuticals - 3.11%
1,310	Watson Pharmaceuticals, Inc. (a)	$40,034
	Radio And Television Broadcasting
	And Communications Equipment - 1.85%
4,060	ClearOne Communications Inc. (a)	23,751
	Real Estate - 5.18%
7,120	CapLease, Inc.	66,643
	Residential Construction - 3.91%
930	M.D.C. Holdings, Inc.	37,674
2,620	Standard Pacific Corp.	12,576
		50,250
	Semiconductor &
	Semiconductor Equipment - 1.00%
1,830	Spansion Inc. - Class A (a)	12,902
	Specialty Retail - 2.07%
1,660	Rent-A-Center, Inc. (a)	26,560
	Textiles, Apparel & Luxury Goods - 6.86%
6,470	Crown Crafts, Inc. (a)	25,686
2,720	Hampshire Group, Ltd. (a)	33,320
1,310	Steven Madden, Ltd. (a)	29,200
		88,206
	TOTAL COMMON STOCKS
	(Cost $1,348,952)	1,262,614

	SHORT-TERM-INVESTMENTS - 0.45%
2,881	SEI Daily Income Treasury Fund	2,881
2,880	SEI Daily Income Trust Government Fund	2,880
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,761)	5,761

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,354,713) - 98.68%	1,268,375
	Other Assets in Excess of Liabilities - 1.32%	16,937
	NET ASSETS - 100.00%	$1,285,312

(a)  Non-income producing security.
(b)  Foreign issued security.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2007

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value (identified
cost $1,943,859 and $1,354,713, respectively)	$1,919,847	$1,268,375
Receivables for:
Investments sold	42,477	75,899
Dividends and interest	1,342	648
Due from Adviser (Note 3)	8,354	6,781
Prepaid expenses	12,829	12,820
Total assets	1,984,849	1,364,523
LIABILITIES
Payables for:
Securities purchased	311,489	50,661
Audit fees	12,703	12,647
Transfer agent fees and expenses	3,681	3,696
Fund accounting fees	4,388	4,415
Distribution fees	462	419
Shareholder reporting	1,348	1,348
Administration fees	2,548	2,548
Custody fees	1,616	796
Chief Compliance Officer fee	818	780
Shareholder Servicing fees	288	269
Legal fees	1,381	1,340
Accrued other expenses	297	292
Total liabilities	341,019	79,211
NET ASSETS	$1,643,830	$1,285,312
CALCULATION OF NET ASSET
VALUE PER SHARE
Net assets applicable to shares outstanding	$1,643,830	$1,285,312
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	140,126	143,186
Net asset value, offering and
redemption price per share	$11.73	$8.98
COMPONENTS OF NET ASSETS
Paid-in capital	$1,606,500	$1,341,500
Undistributed net investment income	663	—
Accumulated net realized gain on investments	60,679	30,138
Net unrealized depreciation on investments
and foreign currency related transactions	(24,012)	(86,326)
Net assets	$1,643,830	$1,285,312

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the period June 29, 2007* through October 31, 2007

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (net of withholding taxes
of $7 and $68, respectively)	$2,484	$626
Interest	932	852
Total income	3,416	1,478
Expenses
Audit fees	12,703	12,648
Administration fees (Note 3)	10,109	10,109
Fund accounting fees (Note 3)	8,698	8,695
Transfer agent fees and expenses (Note 3)	6,959	6,950
Registration fees	6,739	6,739
Legal fees	5,933	5,733
Custody fees (Note 3)	3,235	2,528
Advisory fees (Note 3)	1,848	2,514
Chief Compliance Officer fee (Note 3)	1,517	1,414
Trustee fees	1,460	1,456
Reports to shareholders	1,348	1,348
Shareholder servicing fees (Note 4)	462	419
Distribution fees (Note 5)	462	419
Miscellaneous	505	506
Total expenses	61,978	61,478
Less: advisory fee waiver
and reimbursement (Note 3)	(59,225)	(58,143)
Net expenses	2,753	3,335
Net investment income (loss)	663	(1,857)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	60,679	31,995
Net change in unrealized depreciation
on investments and foreign currency
related transactions	(24,012)	(86,326)
Net realized and unrealized
gain (loss) on investments	36,667	(54,331)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$37,330	$(56,188)

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
	June 29, 2007*	June 29, 2007*
	through	through
	October 31, 2007	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$663	$(1,857)
Net realized gain on investments	60,679	31,995
Net change in unrealized depreciation
on investments and foreign currency
related transactions	(24,012)	(86,326)
Net increase (decrease) in net assets
resulting from operations	37,330	(56,188)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,606,500	1,341,500
Total increase in net assets	1,643,830	1,285,312

NET ASSETS
Beginning of period	—	—
End of period	$1,643,830	$1,285,312
Accumulated net investment income	$663	$—

(a)  A summary of share transactions is as follows:

	Huber Capital		Huber Capital
	Equity		Small Cap
	Income Fund		Value Fund
	June 29, 2007*		June 29, 2007*
	through		through
	October 31, 2007		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	140,126	$1,606,500	143,186	$1,341,500
Net increase	140,126	$1,606,500	143,186	$1,341,500

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Funds

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Huber Capital		Huber Capital
	Equity		Small Cap
	Income Fund		Value Fund
	June 29, 2007*		June 29, 2007*
	through		through
	October 31, 2007		October 31, 2007
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income (loss)	0.00	+	(0.01)
Net realized and unrealized gain (loss)
on investments and foreign currency
related transactions	1.73		(1.01)
Total from investment operations	1.73		(1.02)
Net asset value, end of period	$11.73		$8.98
Total return	17.30	%‡	(10.20	)%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$1,644		$1,285
Ratio of expenses to average net assets:
Before expense reimbursement	33.55	%†	36.69	%†
After expense reimbursement	1.49	%†	1.99	%†
Ratio of net investment loss to average net assets:
Before expense reimbursement	(31.70	)%†	(35.64	)%†
After expense reimbursement	0.36	%†	(0.94	)%†
Portfolio turnover rate	34.75	%‡	78.59	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2007

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund and the Huber Capital Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds commenced operations on June 29, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doe not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value.

B.	Federal Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2007, Continued

investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

C.
Expenses:  Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Securities Transactions, Dividends and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, annually and net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America. To the extent these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  For the year ended October 31, 2007 the Small Cap Value Fund decreased undistributed net investment loss by $1,857 and decreased accumulated net realized gain by $1,857.  These reclassifications have no effect on net assets or net asset value per share.

G.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for less than 60 days. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2007, Continued

H.
REITs: The Small Cap Value Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

I.
New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Application of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006.  Effective October 31, 2007, the Funds adopted FIN 48.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2007, Continued

Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.50% based upon the Fund’s average daily net assets.  For the period ended October 31, 2007, the Equity Income Fund and the Small Cap Value Fund incurred $1,848 and $2,514, respectively in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.49% and 1.99% of average daily net assets of the Equity Income Fund and the Small Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended October 31, 2007, the Adviser reduced its fees and absorbed Fund expenses in the amount of $59,225 for the Equity Income Fund and $58,143 for the Small Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

2010
Equity Income Fund	$59,225
Small Cap Value Fund	$58,143

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the period ended October 31, 2007, the Funds incurred the following expenses for administration, fund accounting, transfer agency and custody:

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2007, Continued

	Equity Income Fund	Small Cap Value Fund
Administration	$10,109	$10,109
Fund accounting	8,698	8,695
Transfer agency	6,066	6,066
Custody	3,235	2,528

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

For the period ended October 31, 2007, the Equity Income Fund and the Small Cap Value Fund were allocated $1,517 and $1,414, respectively, of the Chief Compliance Officer fee.

NOTE 4 – SHAREHOLDER SERVICING FEES

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended October 31, 2007, the Equity Income Fund and Small Cap Value Fund incurred shareholder servicing fees of $462 and $419 under the Agreement, respectively.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2007, Continued

compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Distributor as “Distribution Coordinator.”  For the period ended October 31, 2007, the Equity Income Fund and Small Cap Value Fund paid the Distribution Coordinator $462 and $419, respectively.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2007, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Equity Income Fund	Small Cap Value Fund
Purchases	$1,865,106	$1,782,207
Sales	251,836	464,972

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

The Funds did not make distributions during the period ended October 31, 2007.

As of October 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes	$1,943,859	$1,354,834
Gross tax unrealized appreciation	$43,371	$39,910
Gross tax unrealized depreciation	(67,383)	(126,357)
Net tax unrealized depreciation	$(24,012)	$(86,447)
Undistributed ordinary income	$61,342	$30,251
Undistributed long-term capital gain	—	8
Total distributable earnings	$61,342	$30,259
Total accumulated earnings	$37,330	$(56,188)

Huber Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and Shareholders of:
Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund

We have audited the accompanying statements of assets and liabilities of Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2007, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period June 29, 2007 (commencement of operations) to October 31, 2007.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund as of October 31, 2007, the results of their operations, the changes in their net assets and their financial highlights for the period June 29, 2007 to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 21, 2007

Huber Funds

NOTICE TO SHAREHOLDERS at October 31, 2007 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2007

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, 2007 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Age Address Position held with Funds Principal Occupation(s) and other Directorships during past five years	Trustee of Funds Since*	Number of Portfolios Overseen in Fund Complex**

Walter E. Auch, Age 86	1997	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Management Consultant, formerly Chairman, CEO of Chicago
Board Options Exchange and former President of Paine Webber.
Other Directorships: Citigroup Funds, Sound Surgical
Technology and UBS Management
James Clayburn LaForce, Age 78	2002	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group, The
Metzler/Payden Investment Group, Arena Pharmaceuticals and Cancervax
Donald E. O’Connor, Age 71	1997	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Financial Consultant, formerly Executive Vice President and Chief
Operating Officer of ICI Mutual Insurance Company (until January 1997).
Other Directorships: The Forward Funds
George J. Rebhan, Age 73	2002	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Retired; formerly President, Hotchkis and Wiley Funds
(mutual funds) from 1985 to 1993.
Trustee: E*Trade Funds
George T. Wofford III, Age 67	1997	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Senior Vice President, Information Services, Federal Home Loan
Bank of San Francisco.
Other Directorships: None

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

OFFICERS

Name, Age Address Position held with Funds Principal Occupation(s) and other Directorships during past five years	Trustee of Funds Since*	Number of Portfolios Overseen in Fund Complex**

Jeanine M. Bajczyk, Age 42	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Assistant Vice President, Legal Compliance and Administration, U.S.
Bancorp Fund Services, LLC (since May 2006); Senior Counsel, Wells
Fargo Funds Management LLC (May 2005 to May 2006); Associate
Counsel, Strong Financial Corporation (January 2001 to May 2005).
Douglas G. Hess, Age 40	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
President, Treasurer
Vice President, Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).
Joe D. Redwine, Age 60	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Chairman
President, Chief Executive Officer, U.S. Bancorp Fund
Services, LLC (since 1991).
Robert M. Slotky, Age 60	N/A	N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President, AML Officer
Vice President, U.S. Bancorp Fund Services, LLC, the Funds’
administrator (since July 2001); formerly Senior Vice President,
Investment Company Administration, LLC.

*	The term for each Trustee is indefinite.
**
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Statement of Additional Information includes additional information about the Funds’ trustees and officers and is available, without charge, upon request by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

BOARD REVIEW OF ADVISORY AGREEMENT

At a meeting held on June 12, 2007, the Board, including the Independent Trustees, considered and approved the Advisory Agreement for the Huber Capital Equity Income Fund and the Huber Capital Small Cap Value Fund (together, the “Huber Funds”) for a period not to exceed two years.  Prior to the meeting, the Independent Trustees had requested detailed information from the Adviser.  This information, together with the industry information provided to the Independent Trustees, formed the primary (but not exclusive) basis for the Board’s determinations.

In approving the Advisory Agreement on behalf of each Fund, the full Board, including the Independent Trustees, took into consideration, among other things: (a) the nature, extent, and quality of the services to be provided by the Adviser; (b) the appropriateness of the fees to be paid by the Funds to the Adviser; (c) the level of each Fund’s expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Adviser; and (e) the nature of each Fund’s investments.

The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Adviser involved in the day-to-day activities of the Huber Funds, including administration, marketing and compliance. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, and the Adviser’s compliance record and the Adviser’s business continuity plan.  The Board also considered its past experience with key personnel of the Adviser.  The Board also considered the capital commitment being made by the principals and the apparent soundness of the Adviser’s business plan.  After discussion, the Board concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory and reliable.

The Board discussed the costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Huber Funds, the Board reviewed independently generated comparisons to peer funds provided by the administrator and compared the proposed Funds’ fees to separate accounts for other types of clients advised by the Adviser.  The Board also took into account the proposed expense waiver, noting that the Adviser was agreeing to waive its fees or reimburse the Huber Capital Equity Income Fund and the Huber Capital Small Cap Value Fund for certain of each Fund’s expenses to the

Huber Funds

BOARD REVIEW OF ADVISORY AGREEMENT, Continued

extent necessary to maintain an annual expense ratio of 1.49% and 1.99%, respectively.  The Board noted that each Fund’s expected total operating expenses, which included a Rule 12b-1 Plan fee and shareholder servicing fee, were higher than the applicable peer group median, but still within a reasonable range.  The Board also considered that the Funds would be marketed to institutional investors and would have a $100,000 minimum initial investment.  The Board concluded that the compensation to be paid to the Adviser was fair and reasonable for the Huber Funds.

The Board also considered economies of scale.  The Board noted that the Adviser would be contractually agreeing to reduce its advisory fees or reimburse expenses indefinitely, but in no event for less than a one year term.  Accordingly, the Board concluded that there were no effective economies of scale to be shared by the Adviser at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Adviser from its relationship with the Huber Funds.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Huber Funds.  The Board considered the expected profitability to the Adviser from its relationship with the Huber Funds and considered any additional benefits that may be derived by the Adviser from its relationship with the Huber Funds, particularly “soft dollar” benefits that may be received in exchange for Fund brokerage.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser maintained adequate profit levels to support the services it provides to the Huber Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.

Investment Adviser
Huber Capital Management, LLC
10940 Wilshire Boulevard, Suite 925
Los Angeles, California 90024-3915

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

Custodian
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the registrant adequate oversight given the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for this fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 10/31/07
Audit Fees	$20,000
Audit-Related Fees	N/A
Tax Fees	$5,200
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last fiscal year.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/07
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.  The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees did not change.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  1/3/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  1/3/08

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  1/3/08

* Print the name and title of each signing officer under his or her signature.